Share Repurchases	12 Months Ended
May 01, 2011
Share Repurchases
Share Repurchases
Note 18.	Share Repurchases

On June 10, 2010, DMFC announced that its board had authorized the repurchase of up to $350.0 million of DMFC's common stock over the next 36 months. The new authorization superseded and replaced DMFC's previous $200.0 million share repurchase authorization that was scheduled to expire in September 2010. On June 22, 2010, DMFC entered into an accelerated stock buyback agreement ("ASB") with Goldman, Sachs & Co. ("Goldman Sachs"). Under the ASB, DMFC paid $100 million to Goldman Sachs on June 25, 2010 from available cash on hand to purchase outstanding shares of its common stock, and it received 6,215,470 shares of its common stock from Goldman Sachs on that date. Final settlement of the ASB occurred on August 2, 2010, resulting in DMFC receiving an additional 885,413 shares of its common stock. The total number of shares that DMFC ultimately repurchased under the ASB was based generally on the average of the daily volume-weighted average share price of DMFC's common stock over the duration of the transaction.